Net (Loss) Income Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The following table sets forth the computation of basic and diluted loss per share of the Company's common stock, net of non-controlling interest:

	For the Year Ended December 31,
	2023	2022	2021
Numerator:
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	$(37,041)	$35,222	$6,858
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	$(823)	$(12,637)	$(7,960)
Net (loss) income attributable to ordinary shareholders of Mynd.ai, Inc.	$(37,864)	$22,585	$(1,102)
Denominator:
Weighted average shares outstanding used in calculating net (loss) income per share	427,986,755	426,422,220	426,422,220

Basic and diluted loss per share:
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc. from continuing operations	$(0.09)	$0.08	$0.02
Net (loss) per share attributable to ordinary shareholders of Mynd.ai, Inc. from discontinued operations	$0.00	$(0.03)	$(0.02)
Net (loss) income per share attributable to ordinary shareholders of Mynd.ai, Inc.	$(0.09)	$0.05	$0.00